MARKETABLE SECURITIES (Details) - Marketable Securities (FVTOCI) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Marketable securities, beginning	$ 2,388	$ 263,000
Additions	1,120,000	3,402,000
Disposals	(2,743,000)	(432,000)
Gain on marketable securities	3,000
Loss recorded in other comprehensive income/(loss)	1,238,000	(845,000)
Marketable securities, ending balance	$ 2,006,000	$ 2,388,000